MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
(the “Fund”)
Supplement dated June 23, 2022, to the
Prospectus dated May 1, 2022 and the
Summary Prospectus dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
Effective July 1, 2022, the following information supplements the first paragraph for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (on page 3 of the Prospectus):
The Fund is non-diversified, which means that it may hold larger positions in a smaller number of issuers than a diversified fund.
Effective July 1, 2022, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (on pages 4 and 5 of the Prospectus):
Non-Diversification Risk Because the Fund may invest a relatively large percentage of its assets in a single issuer or small number of issuers than a diversified fund, the Fund’s performance could be closely tied to the value of one issuer or a small number of issuers and could be more volatile than the performance of a diversified fund.
Effective July 1, 2022, the following information supplements the information found beginning on page 93 of the Prospectus in the section titled Additional Information Regarding Principal Risks:
•
Non-Diversification Risk

A “non-diversified” mutual fund may purchase larger positions in a smaller number of issuers than may a diversified mutual fund. Therefore, an increase or decrease in the value of the securities of a single issuer or a small number of issuers may have a greater impact on the Fund’s NAV and the Fund’s performance could be more volatile than the performance of diversified funds.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L7352-22-01
BCG-22-01

MML SERIES INVESTMENT FUND
MML Blue Chip Growth Fund
MML Equity Income Fund
MML Equity Index Fund
MML Focused Equity Fund
MML Foreign Fund
MML Fundamental Equity Fund
MML Fundamental Value Fund
MML Global Fund
MML Income & Growth Fund
MML International Equity Fund
MML Large Cap Growth Fund
MML Managed Volatility Fund
MML Mid Cap Growth Fund
MML Mid Cap Value Fund
MML Small Cap Growth Equity Fund
MML Small Company Value Fund
MML Small/Mid Cap Value Fund
MML Sustainable Equity Fund
MML Total Return Bond Fund
Supplement dated June 23, 2022, to the
Statement of Additional Information dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective July 1, 2022, the following information replaces the first paragraph found on page B-3 in the section titled General Information:
MML Series Investment Fund (the “Trust”) is an open-end management investment company having separate investment portfolios. This Statement of Additional Information (“SAI”) provides information regarding the following 18 diversified investment portfolios: MML Equity Income Fund (“MML Equity Income”), MML Equity Index Fund (“MML Equity Index”), MML Focused Equity Fund (“MML Focused Equity”), MML Foreign Fund (“MML Foreign”), MML Fundamental Equity Fund (“MML Fundamental Equity”), MML Fundamental Value Fund (“MML Fundamental Value”), MML Global Fund (“MML Global”), MML Income & Growth Fund (“MML Income & Growth”), MML International Equity Fund (“MML International Equity”), MML Large Cap Growth Fund (“MML Large Cap Growth”), MML Managed Volatility Fund (“MML Managed Volatility”), MML Mid Cap Growth Fund (“MML Mid Cap Growth”), MML Mid Cap Value Fund (“MML Mid Cap Value”), MML Small Cap Growth Equity Fund (“MML Small Cap Growth Equity”), MML Small Company Value Fund (“MML Small Company Value”), MML Small/Mid Cap Value Fund (“MML Small/Mid Cap Value”), MML Sustainable Equity Fund (formerly known as MML Growth & Income Fund) (“MML Sustainable Equity”), and MML Total Return Bond Fund (“MML Total Return Bond”); and one non-diversified investment portfolio: MML Blue Chip Growth Fund (“MML Blue Chip Growth”) (collectively, the “Funds” of the Trust). Each Fund has its own investment objective and policies and is designed to meet different investment needs.
Effective July 1, 2022, the following information replaces similar information found on page B-44 under the heading Fundamental Investment Restrictions of the Funds in the section titled Investment Restrictions of the Funds:
(1)
with the exception of MML Blue Chip Growth, purchase securities (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities or securities issued by investment companies) of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

The following information supplements the information found on pages B-45, B-46, and B-47 under the heading Independent Trustees in the section titled Management of the Trust:
R. Bradford Malt 1295 State Street Springfield, MA 01111-0001 Year of birth: 1954 Trustee of the Trust since 2022 Trustee of 115 portfolios in fund complex	Trustee of the Trust
Chairman (2004-2019), Management Committee (1993-2019), Partner (1987-2019), Associate (1979-1987), Ropes & Gray LLP (counsel to the Trust and MassMutual); Trustee (since 2022), MassMutual Select Funds (open-end investment company); Trustee (since 2022), MassMutual Premier Funds (open-end investment company); Trustee (since 2022), MassMutual Advantage Funds (open-end investment company); Trustee (since 2022), MML Series Investment Fund (open-end investment company); Trustee (since 2022), MML Series Investment Fund II (open-end investment company).
Cynthia R. Plouché 1295 State Street Springfield, MA 01111-0001 Year of birth: 1957 Trustee of the Trust since 2022 Trustee of 116 portfolios in fund complex	Trustee of the Trust
Retired; Assessor (2014-2018), Moraine Township (property assessment); Trustee (since 2014), Northern Trust Funds (open-end investment companies); Trustee (since 2022), MassMutual Select Funds (open-end investment company); Trustee (since 2022), MassMutual Premier Funds (open-end investment company); Trustee (since 2022), MassMutual Advantage Funds (open-end investment company); Trustee (since 2022), MML Series Investment Fund (open-end investment company); Trustee (since 2022), MML Series Investment Fund II (open-end investment company); Trustee (since 2021), MassMutual AccessSM Pine Point Fund (closed-end investment company).
Jason J. Price 1295 State Street Springfield, MA 01111-0001 Year of birth: 1973 Trustee of the Trust since 2022 Trustee of 116 portfolios in fund complex	Trustee of the Trust
Co-Founder and Chairman of the Board (2017-2021) NXTHVN (arts organization); Principal (2012-2017), Exaltare Capital Partners, LLC (private equity firm); Trustee (since 2022), MassMutual Select Funds (open-end investment company); Trustee (since 2022), MassMutual Premier Funds (open-end investment company); Trustee (since 2022), MassMutual Advantage Funds (open-end investment company); Trustee (since 2022), MML Series Investment Fund (open-end investment company); Trustee (since 2022), MML Series Investment Fund II (open-end investment company); Trustee (since 2021), MassMutual AccessSM Pine Point Fund (closed-end investment company).
Effective June 30, 2022, R. Alan Hunter, Jr. has retired and his information on page B-46 under the heading Independent Trustees in the section titled Management of the Trust is hereby deleted.
The information for Aruna Hobbs on page B-48 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
The following information supplements the information found on pages B-50 and B-51 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
R. Bradford Malt — As a current Chairman Emeritus, a former Chairman, and a former partner of a corporate law firm, which serves as counsel to the Trust and to MML Advisers, with over 40 years of financial services experience, Mr. Malt has expertise in financial, regulatory, and operational issues. He has also served as a director for several public and private companies. Mr. Malt holds an AB in Applied Mathematics from Harvard College and a JD from Harvard Law School.
Cynthia R. Plouché — As a former assessor of a township, a former portfolio manager for asset management firms, and a former chief investment officer and managing director of an asset management firm with over 32 years of financial services experience, Ms. Plouché has experience with financial, regulatory, and operational issues. She has also served as a trustee and audit committee member for open-end investment companies and a trustee for a closed-end investment company. Ms. Plouché holds a BA in Psychology and Social Relations from Harvard University and an MBA from the Wharton School at the University of Pennsylvania.
Jason J. Price — As a former executive with over 25 years of financial services experience, Mr. Price has experience with financial, regulatory, and operational issues. He served as a Senior Vice President of Cigna Investment Management from 2009 to 2012 and as Head of Private Equity for the State of Connecticut Office of the Treasurer from 2005 to 2009. Mr. Price holds a BA in Business Administration from Morehouse College and an MBA from Harvard Business School.
Effective June 30, 2022, R. Alan Hunter, Jr. has retired and his information on page B-50 under the heading Additional Information About the Trustees in the section titled Management of the Trust is hereby deleted.
Messrs. Malt and Price and Ms. Plouché have been added as members of the Audit Committee, Nominating and Governance Committee, and Contract Committee as described under the heading Board and Committee Meetings in the section titled Management of the Trust on pages B-51 and B-52.
Effective June 30, 2022, Mr. Hunter has retired and therefore will no longer serve as a member of the Audit Committee, Nominating and Governance Committee, and Contract Committee as described under the heading Board and Committee Meetings in the section titled Management of the Trust on pages B-51 and B-52.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L7352-22-01

MML SERIES INVESTMENT FUND
MML Conservative Allocation Fund
MML Balanced Allocation Fund
MML Moderate Allocation Fund
MML Growth Allocation Fund
MML Aggressive Allocation Fund
MML American Funds Growth Fund
MML American Funds International Fund
MML American Funds Core Allocation Fund
Supplement dated June 23, 2022, to the
Statement of Additional Information dated May 1, 2022
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The following information supplements the information found on pages B-50 and B-51 under the heading Independent Trustees in the section titled Management of the Trust:
R. Bradford Malt 1295 State Street Springfield, MA 01111-0001 Year of birth: 1954 Trustee of the Trust since 2022 Trustee of 115 portfolios in fund complex	Trustee of the Trust
Chairman (2004-2019), Management Committee (1993-2019), Partner (1987-2019), Associate (1979-1987), Ropes & Gray LLP (counsel to the Trust and MassMutual); Trustee (since 2022), MassMutual Select Funds (open-end investment company); Trustee (since 2022), MassMutual Premier Funds (open-end investment company); Trustee (since 2022), MassMutual Advantage Funds (open-end investment company); Trustee (since 2022), MML Series Investment Fund (open-end investment company); Trustee (since 2022), MML Series Investment Fund II (open-end investment company).
Cynthia R. Plouché 1295 State Street Springfield, MA 01111-0001 Year of birth: 1957 Trustee of the Trust since 2022 Trustee of 116 portfolios in fund complex	Trustee of the Trust
Retired; Assessor (2014-2018), Moraine Township (property assessment); Trustee (since 2014), Northern Trust Funds (open-end investment companies); Trustee (since 2022), MassMutual Select Funds (open-end investment company); Trustee (since 2022), MassMutual Premier Funds (open-end investment company); Trustee (since 2022), MassMutual Advantage Funds (open-end investment company); Trustee (since 2022), MML Series Investment Fund (open-end investment company); Trustee (since 2022), MML Series Investment Fund II (open-end investment company); Trustee (since 2021), MassMutual AccessSM Pine Point Fund (closed-end investment company).
Jason J. Price 1295 State Street Springfield, MA 01111-0001 Year of birth: 1973 Trustee of the Trust since 2022 Trustee of 116 portfolios in fund complex	Trustee of the Trust
Co-Founder and Chairman of the Board (2017-2021) NXTHVN (arts organization); Principal (2012-2017), Exaltare Capital Partners, LLC (private equity firm); Trustee (since 2022), MassMutual Select Funds (open-end investment company); Trustee (since 2022), MassMutual Premier Funds (open-end investment company); Trustee (since 2022), MassMutual Advantage Funds (open-end investment company); Trustee (since 2022), MML Series Investment Fund (open-end investment company); Trustee (since 2022), MML Series Investment Fund II (open-end investment company); Trustee (since 2021), MassMutual AccessSM Pine Point Fund (closed-end investment company).
Effective June 30, 2022, R. Alan Hunter, Jr. has retired and his information on page B-50 under the heading Independent Trustees in the section titled Management of the Trust is hereby deleted.
The information for Aruna Hobbs on page B-53 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
The following information supplements the information found on pages B-54 and B-55 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
R. Bradford Malt — As a current Chairman Emeritus, a former Chairman, and a former partner of a corporate law firm, which serves as counsel to the Trust and to MML Advisers, with over 40 years of financial services experience, Mr. Malt has expertise in financial, regulatory, and operational issues. He has also served as a director for several public and private companies. Mr. Malt holds an AB in Applied Mathematics from Harvard College and a JD from Harvard Law School.
Cynthia R. Plouché — As a former assessor of a township, a former portfolio manager for asset management firms, and a former chief investment officer and managing director of an asset management firm with over 32 years of financial services experience, Ms. Plouché has experience with financial, regulatory, and operational issues. She has also served as a trustee and audit committee member for open-end investment companies and a trustee for a closed-end investment company. Ms. Plouché holds a BA in Psychology and Social Relations from Harvard University and an MBA from the Wharton School at the University of Pennsylvania.
Jason J. Price — As a former executive with over 25 years of financial services experience, Mr. Price has experience with financial, regulatory, and operational issues. He served as a Senior Vice President of Cigna Investment Management from 2009 to 2012 and as Head of Private Equity for the State of Connecticut Office of the Treasurer from 2005 to 2009. Mr. Price holds a BA in Business Administration from Morehouse College and an MBA from Harvard Business School.
Effective June 30, 2022, R. Alan Hunter, Jr. has retired and his information on page B-55 under the heading Additional Information About the Trustees in the section titled Management of the Trust is hereby deleted.
Messrs. Malt and Price and Ms. Plouché have been added as members of the Audit Committee, Nominating and Governance Committee, and Contract Committee as described under the heading Board and Committee Meetings in the section titled Management of the Trust on pages B-55, B-56, and B-57.
Effective June 30, 2022, Mr. Hunter has retired and therefore will no longer serve as a member of the Audit Committee, Nominating and Governance Committee, and Contract Committee as described under the heading Board and Committee Meetings in the section titled Management of the Trust on pages B-55, B-56, and B-57.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI L8086-22-01